SUMMARY OF STOCKHOLDERS EQUITY (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 47,551	$ 37,575	$ 30,180	$ 35,437	$ 41,548	$ 39,531	$ 30,180	$ 39,531	$ 39,531	$ 24,051
Stock-based compensation	60	215	236	255	210	242			891	2,002
Advaxis public offerings, net of offering costs		13,683	8,550			9,628			9,628	24,471
Warrant exercises		1,185	2,586			2			2	122
Issuance of shares to employees under ESPP Plan				2	2	2			7	20
Tax withholdings paid on equity awards				(1)					(1)	(15)
Tax shares sold to pay for tax withholdings on equity awards				1					1	14
At-the-market shares issued, net of offering costs				957
Commitment fee shares issued for equity line				644				644	644
Stock option exercises
Stock option exercises, shares							333
Net Loss	(3,334)	(5,107)	(3,977)	(5,829)	(6,323)	(7,857)	$ (12,418)	(20,009)	(26,469)	(16,612)
Ending balance, value	44,277	47,551	37,575	31,466	35,437	41,548	44,277	31,466	30,180	39,531
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value
Balance, shares
Stock-based compensation
Stock-based compensation, shares
Advaxis public offerings, net of offering costs
Advaxis public offerings, shares
Warrant exercises
Warrant exercises, shares
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares
Tax withholdings paid on equity awards
Tax shares sold to pay for tax withholdings on equity awards
At-the-market shares issued, net of offering costs
At-the-market shares issued, net of offering costs, shares
Commitment fee shares issued for equity line
Commitment fee shares issued for equity line, shares
Stock option exercises
Stock option exercises, shares		333
Net Loss
Ending balance, value
Balance, shares
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 146	$ 116	$ 78	$ 60	$ 60	$ 50	$ 78	$ 50	$ 50	$ 5
Balance, shares	145,638,459	116,130,688	78,074,023	60,252,444	60,236,599	50,201,671	78,074,023	50,201,671	50,201,671	4,634,189
Stock-based compensation
Stock-based compensation, shares		5,888			5,651	2,957			8,870	12,220
Advaxis public offerings, net of offering costs		$ 19	$ 31			$ 10			$ 10	$ 13
Advaxis public offerings, shares		18,463,448	30,666,665			10,000,000			10,000,000	13,150,000
Warrant exercises		$ 11	$ 7							$ 18
Warrant exercises, shares		11,037,435	7,390,000		7,500	26,416			33,916	17,884,962
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares		1,000		2,899	2,694	5,555			14,148	7,435
Tax withholdings paid on equity awards
Tax shares sold to pay for tax withholdings on equity awards
At-the-market shares issued, net of offering costs				$ 1
At-the-market shares issued, net of offering costs, shares				1,375,337
Commitment fee shares issued for equity line				$ 1
Commitment fee shares issued for equity line, shares				1,084,266
Stock option exercises
Stock option exercises, shares
Net Loss
Ending balance, value	$ 146	$ 146	$ 116	$ 62	$ 60	$ 60	$ 146	$ 62	$ 78	$ 50
Balance, shares	145,638,459	145,638,459	116,130,688	62,714,946	60,252,444	60,236,599	145,638,459	62,714,946	78,074,023	50,201,671
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 467,227	$ 452,174	$ 440,840	$ 433,826	$ 433,614	$ 423,750	$ 440,840	$ 423,750	$ 423,750	$ 391,703
Stock-based compensation	60	215	236	255	210	242			891	2,002
Advaxis public offerings, net of offering costs		13,664	8,519			9,618			9,618	24,458
Warrant exercises		1,174	2,579			2			2	104
Issuance of shares to employees under ESPP Plan				2	2	2			7	20
Tax withholdings paid on equity awards				(1)					(1)	(15)
Tax shares sold to pay for tax withholdings on equity awards				1					1	14
At-the-market shares issued, net of offering costs				956
Commitment fee shares issued for equity line				643
Stock option exercises
Net Loss
Ending balance, value	467,287	467,227	452,174	435,682	433,826	433,614	467,287	435,682	440,840	423,750
Retained Earnings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	(419,822)	(414,715)	(410,738)	(398,449)	(392,126)	(384,269)	(410,738)	(384,269)	(384,269)	(367,657)
Stock-based compensation
Advaxis public offerings, net of offering costs
Warrant exercises
Issuance of shares to employees under ESPP Plan
Tax withholdings paid on equity awards
Tax shares sold to pay for tax withholdings on equity awards
At-the-market shares issued, net of offering costs
Commitment fee shares issued for equity line
Stock option exercises
Net Loss	(3,334)	(5,107)	(3,977)	(5,829)	(6,323)	(7,857)			(26,469)	(16,612)
Ending balance, value	$ (423,156)	$ (419,822)	$ (414,715)	$ (404,278)	$ (398,449)	$ (392,126)	$ (423,156)	$ (404,278)	$ (410,738)	$ (384,269)